Offerings	Jun. 04, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Units
Fee Rate	0.01381%
Offering Note	The Common Units and Preferred Units will be issued by Western Midstream Partners, LP. The Debt Securities will be issued by Western Midstream Operating, LP. Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all applicable registration fees. Any registration fees will be paid on a pay-as-you-go basis. The securities registered hereunder include such indeterminate number of each identified class as may be sold from time to time by the registrants at indeterminate prices. There are also being registered hereunder an indeterminate number of each identified class of securities as shall be issuable upon conversion, exchange, or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrants' securities that may be offered or issued by reason of any stock splits, stock dividend, or similar transaction or pursuant to anti-dilution provisions of any of the securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Units
Fee Rate	0.01381%
Offering Note	See fee note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See fee note 1.